Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Glenmede Fund, Inc.
High Yield Municipal Portfolio (GHYMX)
Supplement dated May 9, 2022 to the
Bond Prospectus dated February 28, 2022
On March 9, 2022, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) approved the termination of the sub‑investment advisory agreement among the Fund, on behalf of the High Yield Municipal Portfolio (the “Portfolio”), Glenmede Investment Management L.P. (the “Advisor”) and Capital International, Inc. and approved the proposed sub‑investment advisory agreement among the Fund, on behalf of the Portfolio, the Advisor and AllianceBernstein, L.P. (“AllianceBernstein”) (the “AllianceBernstein Agreement”) to become effective on or about May 9, 2022. Effective May 9, 2022, The Glenmede Trust Company, N.A. (“Glenmede Trust”) as the record holder of a majority of the Portfolio’s outstanding voting securities as of March 28, 2022, approved the AllianceBernstein Agreement by written consent. The AllianceBernstein Agreement provides that AllianceBernstein is entitled to receive from the Advisor a fee calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets held in the Portfolio.
Additionally, effective May 9, 2022, the management fee payable to the Advisor by the Portfolio is reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets pursuant to an amendment to the Investment Advisory Agreement that was approved by the Board on March 9, 2022, and the shareholder servicing fee paid by the Portfolio to Glenmede Trust is reduced from an annual rate of 0.25% to an annual rate of 0.15%.
Accordingly, effective immediately, all references to Capital International, Inc. as sub‑advisor to the Portfolio in the Bond Prospectus (the “Prospectus”) are hereby deleted in their entirety and replaced with AllianceBerstein and the Prospectus is revised as follows:
The “Fees and Expenses” table and the section entitled “Example” on 17 of the Prospectus are hereby deleted in their entirety and replaced with the following:
Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	0.26%

Total Annual Portfolio Operating Expenses[1]	0.83%

[1]	Total Annual Portfolio Operating Expenses have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Glenmede Fund, Inc.
High Yield Municipal Portfolio (GHYMX)
Supplement dated May 9, 2022 to the
Bond Prospectus dated February 28, 2022
On March 9, 2022, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) approved the termination of the sub‑investment advisory agreement among the Fund, on behalf of the High Yield Municipal Portfolio (the “Portfolio”), Glenmede Investment Management L.P. (the “Advisor”) and Capital International, Inc. and approved the proposed sub‑investment advisory agreement among the Fund, on behalf of the Portfolio, the Advisor and AllianceBernstein, L.P. (“AllianceBernstein”) (the “AllianceBernstein Agreement”) to become effective on or about May 9, 2022. Effective May 9, 2022, The Glenmede Trust Company, N.A. (“Glenmede Trust”) as the record holder of a majority of the Portfolio’s outstanding voting securities as of March 28, 2022, approved the AllianceBernstein Agreement by written consent. The AllianceBernstein Agreement provides that AllianceBernstein is entitled to receive from the Advisor a fee calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets held in the Portfolio.
Additionally, effective May 9, 2022, the management fee payable to the Advisor by the Portfolio is reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets pursuant to an amendment to the Investment Advisory Agreement that was approved by the Board on March 9, 2022, and the shareholder servicing fee paid by the Portfolio to Glenmede Trust is reduced from an annual rate of 0.25% to an annual rate of 0.15%.
Accordingly, effective immediately, all references to Capital International, Inc. as sub‑advisor to the Portfolio in the Bond Prospectus (the “Prospectus”) are hereby deleted in their entirety and replaced with AllianceBerstein and the Prospectus is revised as follows:
The “Fees and Expenses” table and the section entitled “Example” on 17 of the Prospectus are hereby deleted in their entirety and replaced with the following:
Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	0.26%

Total Annual Portfolio Operating Expenses[1]	0.83%

[1]	Total Annual Portfolio Operating Expenses have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Portfolio Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
High Yield Municipal Portfolio | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	$ 1,025

[1]	Total Annual Portfolio Operating Expenses have been restated to reflect current fees.